Exhibit 99.40

Customer Loan ID	Seller Loan ID	Rating	Type	Exception	Collection Comments
6000058748	XXXX	Critical	Current	[3] Collection Comments - Incomplete - Missing 08/01/2019 - 11/28/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
6000058749	XXXX	Critical	Current	[3] Collection Comments - Incomplete - Missing 10/01/2019 - 02/10/2020	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
6000058750	XXXX	Non Critical	Current	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  The authorized third party called to discuss the active XXXX claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower requested a payoff statement on 8/24/20. The commentary provided reflects on 2/6/20 the borrower reported a claim was filed for XXXX damage incurred on 9/10/17, and a claim for theft with a loss date of 3/23/18. On 8/24/20 the servicer received $XXXX in proceeds for the theft claim and $XXXX in proceeds for the XXXX claim. The final inspection returned at 100% on 9/1/2020, and the servicer issued the final draw and closed the claim.
6000058750	XXXX	Non Critical	Current	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020.  The authorized third party called to discuss the active XXXX claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower requested a payoff statement on 8/24/20. The commentary provided reflects on 2/6/20 the borrower reported a claim was filed for XXXX Irma damage incurred on 9/10/17, and a claim for theft with a loss date of 3/23/18. On 8/24/20 the servicer received $XXXX in proceeds for the theft claim and $XXXX in proceeds for the XXXX claim. The final inspection returned at 100% on 9/1/2020, and the servicer issued the final draw and closed the claim.
6000058752	XXXX	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  The borrower called to discuss the payment of the property taxes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on 5/28/20, citing the February 2020 payment had been made to the prior servicer, who cashed the check but did not forward the funds causing the account to be reported 30 days delinquent. On 7/29/20 the servicer fully resolved the missing payment issue and sent a correction to the credit agency. No further borrower escalation for this issue was located.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
6000058752	XXXX	Critical	Current	[3] Collection Comments - Incomplete - Missing 12/01/2019 - 01/29/2020	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020.  The borrower called to discuss the payment of the property taxes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit dispute on 5/28/20, citing the February 2020 payment had been made to the prior servicer, who cashed the check but did not forward the funds causing the account to be reported 30 days delinquent. On 7/29/20 the servicer fully resolved the missing payment issue and sent a correction to the credit agency. No further borrower escalation for this issue was located.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
6000058758	XXXX	Critical	Current	[3] Collection Comments - Incomplete - Missing 01/01/2020 - 03/25/2020	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Outbound contact was made with the borrower, who advised the servicer that the property taxes are delinquent and the balance was supposed to be paid by 4/22/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 10/21/2020 indicate that the delinquent tax issue has been resolved and that there are no delinquencies. It was also verified that there are no prior year delinquencies, no liens, no supplemental charges and no water or sewer charges that are due or delinquent. Comments on 5/1/2020 indicate that the borrower fell delinquent in April 2020 due to the service transfer but that their payment was sent out on 4/22/2020 via regular mail.